Expense Example, No Redemption - PIMCO Climate Bond Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	319	518	733	1,354	172	533	918	1,998